Consolidated Statements of Shareholders Equity (USD $)	Common Stock	Contributed Surplus	PrepaidShareSubscriptionMemberMember	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 7,215,587	$ 1,050,160	$ (156,000)	$ (564,376)	$ (9,225,301)
Beginning Balance, Shares at Dec. 31, 2010	88,814,384
Stock Issued for cash, shares	19,100,000					19,100,000
Stock Issued for cash, amount	130,419					130,419
Stock Issued for services, shares	1,200,000					1,200,000
Stock Issued for services , amount	24,264					24,264
Stock Issued for extinguishment of debt, shares	4,729,775					4,729,775
Stock Issued for extinguishment of debt, amount	25,500					25,500
Other Comprehensive Income(Loss)				39,238		39,238
Net Loss for the year					(258,484)	(258,484)
Ending Balance, Amount at Dec. 31, 2011	7,395,770	1,050,160	(156,000)	(525,138)	(9,483,785)	(1,718,993)
Ending Balance, Shares at Dec. 31, 2011	113,844,159
Stock Issued for cash, shares	6,650,000					66,500,000
Stock Issued for cash, amount	96,538					96,538
Stock Issued for services, shares	2,000,000					2,000,000
Stock Issued for services , amount	2,001					2,001
Stock Issued for extinguishment of debt, shares	15,000,000					15,000,000
Stock Issued for extinguishment of debt, amount	25,010					25,010
Other Comprehensive Income(Loss)				(38,612)		(38,612)
Net Loss for the year					(230,290)	(230,290)
Ending Balance, Amount at Dec. 31, 2012	$ 7,519,319	$ 1,050,160	$ (156,000)	$ (563,750)	$ (9,714,075)	$ (1,864,346)
Ending Balance, Shares at Dec. 31, 2012	197,344,159